INTERIM CONDENSED BALANCE SHEET (Parenthetical) - $ / shares	Jun. 30, 2021	Jun. 30, 2020
Statement of Financial Position [Abstract]
Common stock, authorized	50,000,000	50,000,000
Common stock, par value	$ .001	$ 0.001
Common stock, issued	18,296,511	0
Common stock, outstanding	18,296,511	0